BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of estimated useful lives of property, plant and equipment

Buildings	8–35 years
Machinery and equipment	3–15 years
Motor vehicles	4–8 years
Office and other equipment	4–8 years

Schedule of estimated useful lives of right-of-use assets

Offices and warehouses	2–5 years
Motor vehicles	2–10 years